Employee Benefit Plans (Plans with PBO/APBO in excess of Plan assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plans
Plans with PBO/APBO in Excess of Plan Assets
PBO/APBO	$ 140	$ 2,736
Fair value of plan assets	35	2,568
Funded Status	(105)	(168)
Non-pension Benefit Plans
Plans with PBO/APBO in Excess of Plan Assets
PBO/APBO	290	308
Fair value of plan assets	0	0
Funded Status	$ (290)	$ (308)